Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, to be issued upon settlement of the Inducement RSU Grants
Amount Registered | shares	1,793,194
Proposed Maximum Offering Price per Unit	4.03
Maximum Aggregate Offering Price	$ 7,226,571.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 997.99
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 ("Registration Statement") covers any additional number of shares of common stock, par value $0.01 per share ("Common Stock"), of Fossil Group, Inc. (the "Company") issuable upon the settlement of restricted stock units ("RSUs") granted to Franco Fogliato, Randy Greben, Joe Martin, and Antonio Carriero (the "Inducement RSU Grants"), by reason of any stock splits, stock dividends or other distribution, recapitalization or similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Represents 1,793,194 shares of Common Stock issuable upon the settlement of the RSUs, consisting of (i) 1,500,000 RSUs granted to Franco Fogliato on October 15, 2024, (ii) 150,000 RSUs granted to Randy Greben on April 15, 2025, (iii) 43,194 RSUs granted to Joe Martin on April 15, 2025, and (iv) 100,000 RSUs granted to Antonio Carriero on April 15, 2025. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Company's shares of Common Stock as reported on The Nasdaq Stock Market on May 12, 2026, which date is within five business days prior to the filing of this Registration Statement.